Acquisition - Fair Value of Assets Acquired and Liabilities Assumed (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		¥ 0	¥ 0	¥ 166,193
Zhengzhou Shan Shan Outlets Shopping Mall Co., Ltd ("Zhengzhou Shan Shan")
Consideration:
Cash	¥ 553,700	553,700
Fair value of the Group's existing equity method investment at the time of acquisition		760,200
Total consideration transferred		1,313,900
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		166,193
Accounts receivable		18,839
Inventories		215
Other receivables and prepayments		2,219
Property and equipment		989,334
Land use rights, net		390,590
Deferred tax assets, net		765
Total assets acquired		1,568,155
Accounts payables		(213,422)
Advances from customers		(3,354)
Accrued expenses and other current liabilities		(38,252)
Deferred tax liabilities		(165,275)
Total liabilities assumed		(420,303)
Net assets acquired		1,147,852
Goodwill		¥ 166,048